Stock-Based Compensation (Performance Stock Unit Activity) (Narrative) (Details) - USD ($)	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Performance stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total stock unit liability	$ 15,900,000	$ 9,500,000
Vesting period (years)	3 years
Unrecognized compensation cost related to unvested stock options granted	$ 3,900,000
Unrecognized compensation cost, period of recognition, in years (years)	1 year 8 months 7 days
Fair market value on grant date	$ 10,200,000
Employee stock purchase plan
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Percentage of capital stock (percentage)	5.00%
Investment authorized	$ 5,000.0
Shares available for purchase by employees (shares)	3,600,000.0
Percent of fair market value, common stock purchased by employees (percentage)	85.00%
Cash received from employees who acquired shares under ESPP	$ 5,200,000	7,200,000	$ 7,300,000
Minimum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	1 year
Minimum | Performance stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting percentage (percentage)	0.00%
Maximum
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting period (years)	4 years
Maximum | Performance stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Vesting percentage (percentage)	150.00%
Other Current Liabilities | Performance stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Current stock unit liability	$ 11,200,000	5,300,000
Other Liabilities | Performance stock units
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Noncurrent stock unit liability	$ 4,700,000	$ 4,200,000